LVIP SSGA S&P 500 Index Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.05%
Aerospace & Defense–1.63%
†Boeing Co.	152,089	$ 18,414,936
General Dynamics Corp.	62,980	13,362,467
Howmet Aerospace, Inc.	103,860	3,212,390
Huntington Ingalls Industries, Inc.	10,500	2,325,750
L3Harris Technologies, Inc.	51,406	10,683,709
Lockheed Martin Corp.	64,502	24,916,477
Northrop Grumman Corp.	39,733	18,687,224
Raytheon Technologies Corp.	403,971	33,069,066
Textron, Inc.	60,322	3,514,360
TransDigm Group, Inc.	14,300	7,504,926
		135,691,305
Air Freight & Logistics–0.59%
CH Robinson Worldwide, Inc.	35,227	3,392,712
Expeditors International of Washington, Inc.	46,276	4,086,634
FedEx Corp.	64,803	9,621,301
United Parcel Service, Inc. Class B	199,524	32,231,107
		49,331,754
Airlines–0.19%
†Alaska Air Group, Inc.	35,900	1,405,485
†American Airlines Group, Inc.	169,900	2,045,596
†Delta Air Lines, Inc.	173,300	4,862,798
†Southwest Airlines Co.	163,081	5,029,418
†United Airlines Holdings, Inc.	89,900	2,924,447
		16,267,744
Auto Components–0.09%
†Aptiv PLC	71,324	5,578,250
BorgWarner, Inc.	63,198	1,984,417
		7,562,667
Automobiles–2.62%
Ford Motor Co.	1,075,602	12,046,742
General Motors Co.	400,506	12,852,238
†Tesla, Inc.	728,000	193,102,000
		218,000,980
Banks–3.66%
Bank of America Corp.	1,925,901	58,162,210
Citigroup, Inc.	529,062	22,046,013
Citizens Financial Group, Inc.	131,700	4,525,212
Comerica, Inc.	36,852	2,620,177
Fifth Third Bancorp	188,367	6,020,209
First Republic Bank	49,000	6,396,950
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Huntington Bancshares, Inc.	398,320	$ 5,249,858
JPMorgan Chase & Co.	797,760	83,365,920
KeyCorp	255,494	4,093,014
M&T Bank Corp.	48,524	8,555,752
PNC Financial Services Group, Inc.	112,546	16,816,623
Regions Financial Corp.	243,214	4,881,305
Signature Bank	16,600	2,506,600
†SVB Financial Group	16,100	5,406,058
Truist Financial Corp.	363,342	15,819,911
U.S. Bancorp	367,656	14,823,890
Wells Fargo & Co.	1,033,982	41,586,756
Zions Bancorp NA	42,242	2,148,428
		305,024,886
Beverages–1.85%
Brown-Forman Corp. Class B	48,650	3,238,630
Coca-Cola Co.	1,062,297	59,509,878
Constellation Brands, Inc. Class A	44,635	10,251,767
Keurig Dr Pepper, Inc.	232,200	8,317,404
Molson Coors Beverage Co. Class B	49,917	2,395,517
†Monster Beverage Corp.	102,951	8,952,619
PepsiCo, Inc.	375,575	61,316,374
		153,982,189
Biotechnology–2.21%
AbbVie, Inc.	480,049	64,427,376
Amgen, Inc.	145,657	32,831,088
†Biogen, Inc.	38,649	10,319,283
Gilead Sciences, Inc.	341,749	21,082,496
†Incyte Corp.	50,500	3,365,320
†Moderna, Inc.	94,000	11,115,500
†Regeneron Pharmaceuticals, Inc.	29,362	20,226,601
†Vertex Pharmaceuticals, Inc.	69,700	20,180,938
		183,548,602
Building Products–0.42%
A O Smith Corp.	34,400	1,671,152
Allegion PLC	23,725	2,127,658
Carrier Global Corp.	224,861	7,996,057
Fortune Brands Home & Security, Inc.	35,900	1,927,471
Johnson Controls International PLC	191,589	9,430,011
Masco Corp.	59,721	2,788,373
Trane Technologies PLC	63,375	9,177,334
		35,118,056
LVIP SSGA S&P 500 Index Fund–1

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets–2.94%
Ameriprise Financial, Inc.	30,082	$ 7,579,160
Bank of New York Mellon Corp.	202,803	7,811,972
BlackRock, Inc.	41,191	22,666,583
Cboe Global Markets, Inc.	28,300	3,321,571
Charles Schwab Corp.	411,125	29,547,554
CME Group, Inc.	97,853	17,332,702
FactSet Research Systems, Inc.	10,300	4,121,133
Franklin Resources, Inc.	78,456	1,688,373
Goldman Sachs Group, Inc.	92,786	27,190,937
Intercontinental Exchange, Inc.	151,630	13,699,771
Invesco Ltd.	93,239	1,277,374
MarketAxess Holdings, Inc.	10,300	2,291,647
Moody's Corp.	44,142	10,731,362
Morgan Stanley	365,988	28,916,712
MSCI, Inc.	22,300	9,405,917
Nasdaq, Inc.	94,731	5,369,353
Northern Trust Corp.	57,684	4,935,443
Raymond James Financial, Inc.	53,850	5,321,457
S&P Global, Inc.	94,637	28,897,408
State Street Corp.	100,190	6,092,554
T Rowe Price Group, Inc.	59,835	6,283,273
		244,482,256
Chemicals–1.78%
Air Products & Chemicals, Inc.	60,399	14,056,659
Albemarle Corp.	32,100	8,488,524
Celanese Corp.	29,800	2,692,132
CF Industries Holdings, Inc.	58,390	5,620,038
Corteva, Inc.	199,427	11,397,253
Dow, Inc.	200,027	8,787,186
DuPont de Nemours, Inc.	139,649	7,038,310
Eastman Chemical Co.	34,427	2,446,038
Ecolab, Inc.	67,857	9,799,908
FMC Corp.	34,401	3,636,186
International Flavors & Fragrances, Inc.	69,304	6,294,882
Linde PLC	137,380	37,036,274
LyondellBasell Industries NV Class A	71,480	5,381,014
Mosaic Co.	99,547	4,811,107
PPG Industries, Inc.	64,156	7,101,428
Sherwin-Williams Co.	65,648	13,441,428
		148,028,367
Commercial Services & Supplies–0.50%
Cintas Corp.	24,008	9,319,666
†Copart, Inc.	58,000	6,171,200
Republic Services, Inc.	56,437	7,677,689
Rollins, Inc.	63,825	2,213,451
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Waste Management, Inc.	103,771	$ 16,625,152
		42,007,158
Communications Equipment–0.82%
†Arista Networks, Inc.	67,400	7,608,786
Cisco Systems, Inc.	1,133,324	45,332,960
†F5, Inc.	16,996	2,459,831
Juniper Networks, Inc.	87,204	2,277,768
Motorola Solutions, Inc.	45,902	10,280,671
		67,960,016
Construction & Engineering–0.06%
Quanta Services, Inc.	38,187	4,864,642
		4,864,642
Construction Materials–0.14%
Martin Marietta Materials, Inc.	17,300	5,572,157
Vulcan Materials Co.	36,763	5,797,893
		11,370,050
Consumer Finance–0.52%
American Express Co.	165,650	22,347,842
Capital One Financial Corp.	106,630	9,828,087
Discover Financial Services	76,311	6,938,196
Synchrony Financial	141,368	3,985,164
		43,099,289
Containers & Packaging–0.27%
Amcor PLC	420,508	4,512,051
Avery Dennison Corp.	22,543	3,667,746
Ball Corp.	87,356	4,221,042
International Paper Co.	95,201	3,017,872
Packaging Corp. of America	25,600	2,874,624
Sealed Air Corp.	39,697	1,766,913
Westrock Co.	70,618	2,181,390
		22,241,638
Distributors–0.15%
Genuine Parts Co.	39,141	5,844,534
LKQ Corp.	66,300	3,126,045
Pool Corp.	11,000	3,500,310
		12,470,889
Diversified Financial Services–1.58%
†Berkshire Hathaway, Inc. Class B	493,069	131,659,284
		131,659,284
Diversified Telecommunication Services–0.90%
AT&T, Inc.	1,954,940	29,988,780
Lumen Technologies, Inc.	249,077	1,813,280

LVIP SSGA S&P 500 Index Fund–2

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.	1,140,758	$ 43,314,581
		75,116,641
Electric Utilities–2.01%
Alliant Energy Corp.	67,200	3,560,928
American Electric Power Co., Inc.	140,778	12,170,258
Constellation Energy Corp.	90,918	7,563,469
Duke Energy Corp.	210,748	19,603,779
Edison International	104,704	5,924,152
Entergy Corp.	55,272	5,562,021
Evergy, Inc.	61,899	3,676,801
Eversource Energy	95,074	7,411,969
Exelon Corp.	266,756	9,992,680
FirstEnergy Corp.	149,706	5,539,122
NextEra Energy, Inc.	533,632	41,842,085
NRG Energy, Inc.	64,855	2,482,001
†PG&E Corp.	439,800	5,497,500
Pinnacle West Capital Corp.	32,483	2,095,478
PPL Corp.	191,898	4,864,614
Southern Co.	290,326	19,742,168
Xcel Energy, Inc.	146,877	9,400,128
		166,929,153
Electrical Equipment–0.52%
AMETEK, Inc.	63,600	7,212,876
Eaton Corp. PLC	108,717	14,498,499
Emerson Electric Co.	162,330	11,885,803
†Generac Holdings, Inc.	17,200	3,064,008
Rockwell Automation, Inc.	32,290	6,945,902
		43,607,088
Electronic Equipment, Instruments & Components–0.63%
Amphenol Corp. Class A	162,964	10,912,069
CDW Corp.	37,300	5,821,784
Corning, Inc.	203,960	5,918,919
†Keysight Technologies, Inc.	49,400	7,773,584
TE Connectivity Ltd.	88,611	9,779,110
†Teledyne Technologies, Inc.	12,797	4,318,604
†Trimble, Inc.	68,500	3,717,495
†Zebra Technologies Corp. Class A	14,800	3,877,748
		52,119,313
Energy Equipment & Services–0.31%
Baker Hughes Co.	276,497	5,795,377
Halliburton Co.	246,937	6,079,589
Schlumberger NV	382,773	13,741,551
		25,616,517
Entertainment–1.36%
Activision Blizzard, Inc.	194,600	14,466,564
Electronic Arts, Inc.	76,179	8,814,672
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†Live Nation Entertainment, Inc.	36,400	$ 2,767,856
†Netflix, Inc.	121,300	28,558,872
†Take-Two Interactive Software, Inc.	43,200	4,708,800
†Walt Disney Co.	494,735	46,668,353
†Warner Bros Discovery, Inc.	600,013	6,900,149
		112,885,266
Equity Real Estate Investment Trusts–2.68%
Alexandria Real Estate Equities, Inc.	40,200	5,635,638
American Tower Corp.	126,703	27,203,134
AvalonBay Communities, Inc.	38,748	7,136,994
Boston Properties, Inc.	38,512	2,887,245
Camden Property Trust	28,300	3,380,435
Crown Castle, Inc.	118,365	17,109,661
Digital Realty Trust, Inc.	76,900	7,626,942
Duke Realty Corp.	102,600	4,945,320
Equinix, Inc.	24,542	13,960,471
Equity Residential	94,442	6,348,391
Essex Property Trust, Inc.	17,900	4,335,917
Extra Space Storage, Inc.	36,900	6,372,999
Federal Realty Investment Trust	20,400	1,838,448
Four Corners Property Trust, Inc.	1	24
Healthpeak Properties, Inc.	147,223	3,374,351
Host Hotels & Resorts, Inc.	191,051	3,033,890
Invitation Homes, Inc.	158,500	5,352,545
Iron Mountain, Inc.	78,200	3,438,454
Kimco Realty Corp.	170,245	3,134,211
Mid-America Apartment Communities, Inc.	31,600	4,900,212
Prologis, Inc.	202,387	20,562,519
Public Storage	41,551	12,166,548
Realty Income Corp.	163,100	9,492,420
Regency Centers Corp.	41,500	2,234,775
SBA Communications Corp.	29,600	8,425,640
Simon Property Group, Inc.	89,348	8,018,983
UDR, Inc.	77,700	3,240,867
Ventas, Inc.	108,695	4,366,278
VICI Properties, Inc.	260,200	7,766,970
Vornado Realty Trust	45,274	1,048,546
Welltower, Inc.	124,801	8,027,201
Weyerhaeuser Co.	195,607	5,586,536
		222,952,565
Food & Staples Retailing–1.57%
Costco Wholesale Corp.	120,348	56,836,750
Kroger Co.	178,246	7,798,262
Sysco Corp.	138,518	9,794,608

LVIP SSGA S&P 500 Index Fund–3

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food & Staples Retailing (continued)
Walgreens Boots Alliance, Inc.	193,962	$ 6,090,407
Walmart, Inc.	389,595	50,530,471
		131,050,498
Food Products–1.13%
Archer-Daniels-Midland Co.	152,423	12,262,430
Campbell Soup Co.	53,450	2,518,564
Conagra Brands, Inc.	130,752	4,266,438
General Mills, Inc.	165,212	12,656,891
Hershey Co.	40,230	8,869,508
Hormel Foods Corp.	75,672	3,438,536
J M Smucker Co.	29,447	4,046,312
Kellogg Co.	68,877	4,797,972
Kraft Heinz Co.	217,724	7,261,095
Lamb Weston Holdings, Inc.	38,300	2,963,654
McCormick & Co., Inc.	68,738	4,898,957
Mondelez International, Inc. Class A	375,908	20,611,036
Tyson Foods, Inc. Class A	78,950	5,205,174
		93,796,567
Gas Utilities–0.05%
Atmos Energy Corp.	37,600	3,829,560
		3,829,560
Health Care Equipment & Supplies–2.66%
Abbott Laboratories	475,580	46,017,121
†ABIOMED, Inc.	12,900	3,169,014
†Align Technology, Inc.	20,100	4,162,911
Baxter International, Inc.	137,622	7,412,321
Becton Dickinson & Co.	78,013	17,383,637
†Boston Scientific Corp.	389,787	15,096,451
Cooper Cos., Inc.	13,500	3,562,650
DENTSPLY SIRONA, Inc.	61,975	1,756,991
†Dexcom, Inc.	107,200	8,633,888
†Edwards Lifesciences Corp.	170,848	14,117,170
†Hologic, Inc.	69,400	4,477,688
†IDEXX Laboratories, Inc.	22,800	7,428,240
†Intuitive Surgical, Inc.	97,507	18,276,712
Medtronic PLC	364,396	29,424,977
ResMed, Inc.	40,500	8,841,150
STERIS PLC	27,000	4,489,560
Stryker Corp.	92,012	18,636,110
Teleflex, Inc.	12,700	2,558,542
Zimmer Biomet Holdings, Inc.	57,590	6,021,035
		221,466,168
Health Care Providers & Services–3.60%
AmerisourceBergen Corp.	40,678	5,504,954
Cardinal Health, Inc.	70,461	4,698,339
†Centene Corp.	158,974	12,369,767
Cigna Corp.	83,402	23,141,553
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
CVS Health Corp.	356,242	$ 33,974,799
†DaVita, Inc.	17,228	1,425,962
Elevance Health, Inc.	65,488	29,747,269
HCA Healthcare, Inc.	58,900	10,825,231
†Henry Schein, Inc.	36,900	2,426,913
Humana, Inc.	34,332	16,657,543
Laboratory Corp. of America Holdings	25,147	5,150,357
McKesson Corp.	39,494	13,422,826
†Molina Healthcare, Inc.	16,200	5,343,408
Quest Diagnostics, Inc.	32,211	3,951,968
UnitedHealth Group, Inc.	255,646	129,111,456
Universal Health Services, Inc. Class B	19,600	1,728,328
		299,480,673
Hotels, Restaurants & Leisure–1.89%
†Booking Holdings, Inc.	11,075	18,198,551
†Caesars Entertainment, Inc.	60,100	1,938,826
†Carnival Corp.	275,991	1,940,217
†Chipotle Mexican Grill, Inc.	7,722	11,604,313
Darden Restaurants, Inc.	32,030	4,046,030
Domino's Pizza, Inc.	9,200	2,853,840
†Expedia Group, Inc.	40,749	3,817,774
Hilton Worldwide Holdings, Inc.	75,800	9,142,996
†Las Vegas Sands Corp.	94,800	3,556,896
Marriott International, Inc. Class A	75,327	10,556,326
McDonald's Corp.	201,818	46,567,485
MGM Resorts International	89,200	2,651,024
†Norwegian Cruise Line Holdings Ltd.	97,600	1,108,736
†Royal Caribbean Cruises Ltd.	63,100	2,391,490
Starbucks Corp.	313,506	26,416,015
†Wynn Resorts Ltd.	30,350	1,912,960
Yum! Brands, Inc.	78,424	8,339,608
		157,043,087
Household Durables–0.29%
DR Horton, Inc.	87,174	5,871,169
Garmin Ltd.	41,124	3,302,668
Lennar Corp. Class A	71,043	5,296,256
†Mohawk Industries, Inc.	14,700	1,340,493
Newell Brands, Inc.	88,503	1,229,307
†NVR, Inc.	860	3,428,889
PulteGroup, Inc.	59,041	2,214,037
Whirlpool Corp.	13,908	1,874,937
		24,557,756
Household Products–1.42%
Church & Dwight Co., Inc.	67,300	4,807,912

LVIP SSGA S&P 500 Index Fund–4

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Products (continued)
Clorox Co.	34,285	$ 4,401,851
Colgate-Palmolive Co.	229,352	16,111,978
Kimberly-Clark Corp.	91,431	10,289,645
Procter & Gamble Co.	651,731	82,281,039
		117,892,425
Independent Power and Renewable Electricity Producers–0.05%
AES Corp.	180,215	4,072,859
		4,072,859
Industrial Conglomerates–0.80%
3M Co.	153,183	16,926,721
General Electric Co.	300,447	18,600,674
Honeywell International, Inc.	185,672	31,001,654
		66,529,049
Insurance–2.20%
Aflac, Inc.	162,922	9,156,216
Allstate Corp.	74,672	9,298,904
American International Group, Inc.	214,944	10,205,541
Aon PLC Class A	58,154	15,577,712
Arthur J Gallagher & Co.	57,100	9,776,662
Assurant, Inc.	15,216	2,210,428
Brown & Brown, Inc.	64,800	3,919,104
Chubb Ltd.	115,046	20,924,566
Cincinnati Financial Corp.	40,875	3,661,174
Everest Re Group Ltd.	10,600	2,781,864
Globe Life, Inc.	24,679	2,460,496
Hartford Financial Services Group, Inc.	85,789	5,313,771
✱Lincoln National Corp.	46,036	2,021,441
Loews Corp.	52,308	2,607,031
Marsh & McLennan Cos., Inc.	137,269	20,492,889
MetLife, Inc.	187,715	11,409,318
Principal Financial Group, Inc.	60,733	4,381,886
Progressive Corp.	159,918	18,584,071
Prudential Financial, Inc.	102,525	8,794,595
Travelers Cos., Inc.	66,206	10,142,759
W R Berkley Corp.	56,400	3,642,312
Willis Towers Watson PLC	30,001	6,028,401
		183,391,141
Interactive Media & Services–4.74%
†Alphabet, Inc. Class A	1,639,000	156,770,350
†Alphabet, Inc. Class C	1,465,460	140,903,979
†Match Group, Inc.	78,400	3,743,600
†Meta Platforms, Inc. Class A	625,200	84,827,136
†Twitter, Inc.	183,800	8,057,792
		394,302,857
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Internet & Direct Marketing Retail–3.40%
†Amazon.com, Inc.	2,422,460	$ 273,737,980
eBay, Inc.	151,044	5,559,930
†Etsy, Inc.	35,600	3,564,628
		282,862,538
IT Services–4.33%
Accenture PLC Class A	172,567	44,401,489
†Akamai Technologies, Inc.	44,403	3,566,449
Automatic Data Processing, Inc.	113,468	25,665,327
Broadridge Financial Solutions, Inc.	31,800	4,589,376
Cognizant Technology Solutions Corp. Class A	142,816	8,203,351
†DXC Technology Co.	64,450	1,577,736
†EPAM Systems, Inc.	15,900	5,758,821
Fidelity National Information Services, Inc.	166,589	12,589,131
†Fiserv, Inc.	174,824	16,358,282
†FleetCor Technologies, Inc.	21,500	3,787,655
†Gartner, Inc.	21,100	5,838,159
Global Payments, Inc.	77,445	8,367,932
International Business Machines Corp.	245,363	29,151,578
Jack Henry & Associates, Inc.	19,600	3,572,492
Mastercard, Inc. Class A	233,320	66,342,209
Paychex, Inc.	87,076	9,770,798
†PayPal Holdings, Inc.	314,544	27,072,802
†VeriSign, Inc.	24,687	4,288,132
Visa, Inc. Class A	447,028	79,414,524
		360,316,243
Leisure Products–0.03%
Hasbro, Inc.	36,884	2,486,719
		2,486,719
Life Sciences Tools & Services–1.88%
Agilent Technologies, Inc.	82,337	10,008,062
†Bio-Rad Laboratories, Inc. Class A	5,700	2,377,698
Bio-Techne Corp.	10,500	2,982,000
†Charles River Laboratories International, Inc.	13,500	2,656,800
Danaher Corp.	178,901	46,208,339
†Illumina, Inc.	42,600	8,127,654
†IQVIA Holdings, Inc.	52,100	9,437,394
†Mettler-Toledo International, Inc.	6,200	6,721,544
PerkinElmer, Inc.	34,375	4,136,344
Thermo Fisher Scientific, Inc.	106,353	53,941,178
†Waters Corp.	16,916	4,559,370

LVIP SSGA S&P 500 Index Fund–5

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
West Pharmaceutical Services, Inc.	20,600	$ 5,069,248
		156,225,631
Machinery–1.61%
Caterpillar, Inc.	145,381	23,854,115
Cummins, Inc.	38,929	7,922,441
Deere & Co.	75,800	25,308,862
Dover Corp.	39,851	4,645,830
Fortive Corp.	98,271	5,729,199
IDEX Corp.	20,400	4,076,940
Illinois Tool Works, Inc.	77,619	14,021,872
Ingersoll Rand, Inc.	110,681	4,788,060
Nordson Corp.	15,100	3,205,277
Otis Worldwide Corp.	116,180	7,412,284
PACCAR, Inc.	96,355	8,063,950
Parker-Hannifin Corp.	34,882	8,452,258
Pentair PLC	47,194	1,917,492
Snap-on, Inc.	14,275	2,874,271
Stanley Black & Decker, Inc.	40,440	3,041,492
Westinghouse Air Brake Technologies Corp.	51,009	4,149,582
Xylem, Inc.	49,273	4,304,489
		133,768,414
Media–0.74%
†Charter Communications, Inc. Class A	31,500	9,555,525
Comcast Corp. Class A	1,220,044	35,783,890
†DISH Network Corp. Class A	71,613	990,408
Fox Corp. Class A	130,485	3,907,870
Interpublic Group of Cos., Inc.	105,980	2,713,088
News Corp. Class A	150,890	2,291,790
Omnicom Group, Inc.	57,997	3,659,031
Paramount Global Class B	138,100	2,629,424
		61,531,026
Metals & Mining–0.33%
Freeport-McMoRan, Inc.	393,661	10,758,755
Newmont Corp.	216,732	9,109,246
Nucor Corp.	72,243	7,729,279
		27,597,280
Multiline Retail–0.50%
Dollar General Corp.	62,129	14,902,262
†Dollar Tree, Inc.	57,683	7,850,656
Target Corp.	125,838	18,673,101
		41,426,019
Multi-Utilities–0.91%
Ameren Corp.	70,201	5,654,691
CenterPoint Energy, Inc.	168,135	4,738,044
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
CMS Energy Corp.	78,638	$ 4,579,877
Consolidated Edison, Inc.	96,812	8,302,597
Dominion Energy, Inc.	221,652	15,318,370
DTE Energy Co.	53,492	6,154,255
NiSource, Inc.	104,495	2,632,229
Public Service Enterprise Group, Inc.	135,589	7,624,169
Sempra Energy	85,388	12,803,077
WEC Energy Group, Inc.	87,258	7,803,483
		75,610,792
Oil, Gas & Consumable Fuels–4.24%
APA Corp.	94,726	3,238,682
Chevron Corp.	492,216	70,716,673
ConocoPhillips	351,352	35,957,364
Coterra Energy, Inc.	221,396	5,782,864
Devon Energy Corp.	179,014	10,764,112
Diamondback Energy, Inc.	46,200	5,565,252
EOG Resources, Inc.	160,202	17,899,369
EQT Corp.	101,100	4,119,825
Exxon Mobil Corp.	1,139,110	99,455,694
Hess Corp.	76,020	8,285,420
Kinder Morgan, Inc.	528,781	8,798,916
Marathon Oil Corp.	190,529	4,302,145
Marathon Petroleum Corp.	136,330	13,541,659
Occidental Petroleum Corp.	203,638	12,513,555
ONEOK, Inc.	120,877	6,193,737
Phillips 66	130,671	10,547,763
Pioneer Natural Resources Co.	65,214	14,120,787
Valero Energy Corp.	111,445	11,907,898
Williams Cos., Inc.	330,718	9,468,456
		353,180,171
Personal Products–0.16%
Estee Lauder Cos., Inc. Class A	63,367	13,680,935
		13,680,935
Pharmaceuticals–4.57%
Bristol-Myers Squibb Co.	581,066	41,307,982
†Catalent, Inc.	49,100	3,552,876
Eli Lilly & Co.	214,228	69,270,624
Johnson & Johnson	717,181	117,158,688
Merck & Co., Inc.	686,881	59,154,192
Organon & Co.	67,138	1,571,029
Pfizer, Inc.	1,524,048	66,692,340
Viatris, Inc.	330,151	2,812,887
Zoetis, Inc.	128,721	19,088,037
		380,608,655
Professional Services–0.39%
†CoStar Group, Inc.	108,200	7,536,130
Equifax, Inc.	33,818	5,797,420

LVIP SSGA S&P 500 Index Fund–6

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Jacobs Solutions, Inc.	35,034	$ 3,800,839
Leidos Holdings, Inc.	38,000	3,323,860
Nielsen Holdings PLC	94,500	2,619,540
Robert Half International, Inc.	29,417	2,250,400
Verisk Analytics, Inc.	42,900	7,315,737
		32,643,926
Real Estate Management & Development–0.07%
†CBRE Group, Inc. Class A	90,476	6,108,035
		6,108,035
Road & Rail–0.87%
CSX Corp.	590,612	15,733,904
JB Hunt Transport Services, Inc.	22,500	3,519,450
Norfolk Southern Corp.	64,732	13,571,064
Old Dominion Freight Line, Inc.	25,500	6,343,635
Union Pacific Corp.	171,402	33,392,537
		72,560,590
Semiconductors & Semiconductor Equipment–4.77%
†Advanced Micro Devices, Inc.	440,183	27,889,995
Analog Devices, Inc.	143,123	19,942,759
Applied Materials, Inc.	239,953	19,659,349
Broadcom, Inc.	110,885	49,234,049
†Enphase Energy, Inc.	37,100	10,294,137
Intel Corp.	1,112,128	28,659,539
KLA Corp.	38,821	11,748,399
Lam Research Corp.	37,950	13,889,700
Microchip Technology, Inc.	152,706	9,319,647
Micron Technology, Inc.	305,759	15,318,526
Monolithic Power Systems, Inc.	11,800	4,288,120
NVIDIA Corp.	682,540	82,853,531
NXP Semiconductors NV	72,300	10,664,973
†ON Semiconductor Corp.	117,300	7,311,309
†Qorvo, Inc.	30,500	2,422,005
QUALCOMM, Inc.	304,224	34,371,227
Skyworks Solutions, Inc.	41,500	3,538,705
†SolarEdge Technologies, Inc.	14,400	3,333,024
Teradyne, Inc.	41,100	3,088,665
Texas Instruments, Inc.	250,524	38,776,105
		396,603,764
Software–8.47%
†Adobe, Inc.	128,800	35,445,760
†ANSYS, Inc.	24,200	5,365,140
†Autodesk, Inc.	59,703	11,152,520
†Cadence Design Systems, Inc.	75,600	12,355,308
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Ceridian HCM Holding, Inc.	37,500	$ 2,095,500
=†Citrix Systems, Inc.	33,256	3,458,624
†Fortinet, Inc.	176,300	8,661,619
Intuit, Inc.	76,840	29,761,669
Microsoft Corp.	2,037,188	474,461,085
NortonLifeLock, Inc.	155,325	3,128,246
Oracle Corp.	415,178	25,354,921
†Paycom Software, Inc.	13,500	4,454,865
†PTC, Inc.	28,000	2,928,800
Roper Technologies, Inc.	28,764	10,344,685
†Salesforce, Inc.	269,836	38,813,210
†ServiceNow, Inc.	54,800	20,693,028
†Synopsys, Inc.	41,800	12,770,318
†Tyler Technologies, Inc.	11,000	3,822,500
		705,067,798
Specialty Retail–2.22%
Advance Auto Parts, Inc.	17,200	2,689,048
†AutoZone, Inc.	5,427	11,624,254
Bath & Body Works, Inc.	69,243	2,257,322
Best Buy Co., Inc.	52,077	3,298,557
†CarMax, Inc.	45,009	2,971,494
Home Depot, Inc.	280,685	77,452,219
Lowe's Cos., Inc.	174,697	32,809,844
†O'Reilly Automotive, Inc.	17,857	12,559,721
Ross Stores, Inc.	96,226	8,108,965
TJX Cos., Inc.	319,592	19,853,055
Tractor Supply Co.	30,800	5,725,104
†Ulta Beauty, Inc.	13,600	5,456,184
		184,805,767
Technology Hardware, Storage & Peripherals–7.10%
Apple, Inc.	4,128,856	570,607,899
Hewlett Packard Enterprise Co.	358,376	4,293,344
HP, Inc.	248,776	6,199,498
NetApp, Inc.	61,143	3,781,694
Seagate Technology Holdings PLC	54,072	2,878,253
†Western Digital Corp.	84,334	2,745,072
		590,505,760
Textiles, Apparel & Luxury Goods–0.42%
NIKE, Inc. Class B	346,068	28,765,172
Ralph Lauren Corp.	13,872	1,178,149
Tapestry, Inc.	70,334	1,999,596
VF Corp.	89,252	2,669,527
		34,612,444
Tobacco–0.66%
Altria Group, Inc.	495,201	19,996,216
Philip Morris International, Inc.	421,016	34,948,538
		54,944,754

LVIP SSGA S&P 500 Index Fund–7

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–0.21%
Fastenal Co.	152,006	$ 6,998,356
†United Rentals, Inc.	18,700	5,051,244
WW Grainger, Inc.	11,953	5,847,288
		17,896,888
Water Utilities–0.08%
American Water Works Co., Inc.	50,300	6,547,048
		6,547,048
Wireless Telecommunication Services–0.26%
†T-Mobile U.S., Inc.	160,815	21,576,549
		21,576,549
Total Common Stock (Cost $3,275,701,078)		8,242,518,701

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.97%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.94%)	80,476,900	$ 80,476,900
Total Money Market Fund (Cost $80,476,900)		80,476,900

TOTAL INVESTMENTS–100.02% (Cost $3,356,177,978)	8,322,995,601
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(1,773,434)
NET ASSETS APPLICABLE TO 403,388,992 SHARES OUTSTANDING–100.00%	$8,321,222,167

† Non-income producing.
✱ Considered an affiliated investment. See Note 3 in “Notes.”
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."

The following futures contracts were outstanding at September 30, 2022:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
471	E-mini S&P 500 Index	$84,815,325	$96,950,136	12/16/22	$—	$(12,134,811)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2022.

Summary of Abbreviations:
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP SSGA S&P 500 Index Fund–8

LVIP SSGA S&P 500 Index Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA S&P 500 Index Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$8,239,060,077	$—	$3,458,624	$8,242,518,701
Money Market Fund	80,476,900	—	—	80,476,900
Total Investments	$8,319,536,977	$—	$3,458,624	$8,322,995,601
Derivatives:

Liabilities:
Futures Contract	$(12,134,811)	$—	$—	$(12,134,811)
During the period ended September 30, 2022, there were no material transfers to or from Level 3 investments.
LVIP SSGA S&P 500 Index Fund–9

LVIP SSGA S&P 500 Index Fund
Notes (continued)
3. Transactions with Affiliates
The Fund has investments in Lincoln National Corporation, the parent company of LIAC. Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2022 were as follows:
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/22	Number of Shares 09/30/22	Dividends	Capital Gain Distributions
EQUITY INVESTMENT-0.02%@
Insurance-0.02%@
Lincoln National Corp.	$3,463,239	$—	$338,538	$224,138	$(1,327,398)	$2,021,441	46,036	$64,264	$—

@ As a percentage of Net Assets as of September 30, 2022.
LVIP SSGA S&P 500 Index Fund–10